PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
3,928,405  Voya Intermediate
Bond Fund - Class R6
$ 35,277,076
18.5
1,495,079  Voya Large Cap Value
Portfolio - Class R6
9,598,405
5.0
1,048,781
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
5,726,346
3.0
353,878  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,793,567
2.0
930,683  Voya Multi-Manager
International Equity
Fund - Class I
10,470,187
5.5
526,524  Voya Multi-Manager
Mid Cap Value Fund
- Class I
5,733,846
3.0
99,475  Voya Russell
TM
Large
Cap Growth Index
- Class I
7,643,673
4.0
1,819,669  Voya Short Duration
Bond Fund - Class R6
17,177,678
9.0
40,348
(1)
Voya Small Cap
Growth Fund - Class
R6
1,919,761
1.0
231,861  Voya Small Company
Fund - Class R6
3,828,033
2.0
2,438,725  Voya U.S. Stock Index
Portfolio - Class I
48,847,661
25.6
1,284,446  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
12,343,530
6.4
182,380  VY
®
Invesco Comstock
Portfolio - Class I
3,853,699
2.0
658,499  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
19,116,236
10.0
61,031  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
5,730,781
3.0
Total Mutual Funds
(Cost $171,495,929)
191,060,479
100.0
Total Investments in
Securities
(Cost $171,495,929) $ 191,060,479 100.0
Liabilities in Excess
of Other Assets (34,192) 0.0
Net Assets $ 191,026,287 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Mutual Funds $ 191,060,479 $ — $ — $ 191,060,479
Total Investments, at fair value $ 191,060,479 $ — $ — $ 191,060,479
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 9,121,832 $ 28,381,522 $ (2,396,568) $ 170,290 $ 35,277,076 $ 674,660 $ (269,122) $ —
Voya Large Cap Value Portfolio -
Class R6
1,791,287 6,825,808 (797,857) 1,779,167 9,598,405 19,823 21,116 473,961
Voya MidCap Opportunities
Portfolio - Class R6
1,529,697 3,510,131 (317,445) 1,003,963 5,726,346 — 114,760 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,513,517 2,458,702 (693,771) 515,119 3,793,567 — 54,268 —
Voya Multi-Manager International
Equity Fund - Class I
1,372,671 8,653,188 (624,605) 1,068,933 10,470,187 — 82,783 —
Voya Multi-Manager International
Factors Fund - Class I
1,393,975 127,630 (1,482,335) (39,270) — — 129,515 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,505,724 3,754,016 (591,406) 1,065,512 5,733,846 — 53,570 —
Voya Russell
TM
Large Cap Growth
Index - Class I
2,086,397 6,007,905 (544,541) 93,912 7,643,673 9,178 251,663 80,473
Voya Short Duration Bond Fund -
Class R6
3,897,473 13,945,188 (921,173) 256,190 17,177,678 290,521 (6,769) —
Voya Small Cap Growth Fund -
Class R6
517,801 1,102,591 (136,815) 436,184 1,919,761 — 33,996 —
Voya Small Company Fund - Class
R6
1,051,968 2,687,388 (457,222) 545,899 3,828,033 — 66,304 —
Voya U.S. Stock Index Portfolio -
Class I
11,475,083 30,136,285 (2,769,017) 10,005,310 48,847,661 38,384 512,213 3,541,946
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,659,929 10,397,416 (1,678,992) (34,823) 12,343,530 544,648 (298,920) —
VY
®
Invesco Comstock Portfolio -
Class I
1,792,611 3,148,813 (1,137,704) 49,979 3,853,699 3,417 (45,002) 343,197
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
5,054,240 14,255,894 (1,194,747) 1,000,849 19,116,236 82,430 (25,485) 228,324
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,556,075 3,683,264 (465,118) 956,560 5,730,781 — 98,578 519,990
$ 49,320,280 $ 139,075,741 $ (16,209,316) $ 18,873,774 $ 191,060,479 $ 1,663,061 $ 773,468 $ 5,187,891
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution Balanced Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 20,363,078
Gross Unrealized Depreciation (798,528)
Net Unrealized Appreciation $ 19,564,550